Other Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other Operating Income and Expenses
Schedule of components of other operating income and expenses

EUR'000	2023	2022	2021

Other operating income	3,000	—	—
Other operating expenses	(2,863)	—	—
Net other operating income and expenses	137	—	—